11. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements Tables
Recurring fair value measurements
Recurring fair value measurements	December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability	$16,600,500	$-	$-	$16,600,500

Level 3 assets
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant Liability
Balance, January 1, 2013	-
Transfers Into Level 3	-
Transfers Out of Level 3	-
Total net gains (losses)
Net income	-
Other comprehensive income	-
Purchases, sales, issues and
settlements
Purchases	-
Issues	16,600,500
Sales	-
Settlements	-
Balance, December 31, 2013	$16,600,500